Income Taxes - Schedule of net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 47,448	$ 35,486
Accrued expenses and other current liabilities	1,666	1,212
Charitable contributions	22	8
Depreciation and amortization	930	756
Stock-based compensation	233	0
Operating lease liabilities	2,136	1,848
Capitalized research and development expense	12,920	8,659
Tenant improvement allowance	0	4
Section 195 capitalization	369	418
Research and development credits	12,076	8,764
Total deferred tax assets	77,800	57,155
Less: valuation allowance	(75,737)	(55,372)
Total deferred tax assets, net of valuation allowance	2,063	1,783
Components of Deferred Tax Liabilities [Abstract]
Operating lease right-of-use assets	(2,064)	(1,784)
Other	1	1
Total deferred tax liabilities	(2,063)	(1,783)
Net deferred tax assets	$ 0	$ 0